Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets
Cash and bank deposits in local currency	R$ 211,047	R$ 77,488
Cash and bank deposits in foreign currency	194,793	47,664
Securities and funds in local currency	1,286,152	5,476,726
Securities and funds in foreign currency	379,601	323,810
Total cash and cash equivalents	R$ 2,071,593	R$ 5,925,688	R$ 5,621,769	R$ 2,280,074